Share Capital and Other Components of Equity - Additional Information (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Feb. 22, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) VotingRight Vote $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Nov. 01, 2023 shares	Dec. 31, 2020 shares
Share Capital And Other Components Of Equity [Line Items]
Number of shares issued			92,152,893		93,397,985
Quarterly dividends declared per share | $ / shares	$ 0.35
Common Shares
Share Capital And Other Components Of Equity [Line Items]
Common stock voting rights (vote per share) | Vote		1
Number of shares issued		86,539,559	92,152,893		93,397,985
Excess of purchase price charged to retained earnings as share repurchase premium | $		$ 499.4	$ 174.7
Quarterly dividends declared per share | $ / shares		$ 1.16	$ 0.96
Dividend payables | $		$ 102.6	$ 89.1
Dividend payable of record date		Mar. 31, 2023
Dividend payable date		Apr. 17, 2023
Common Shares | Normal Course Issuer Bid
Share Capital And Other Components Of Equity [Line Items]
Number of shares repurchased and cancelled		436,820
Number of shares repurchased		6,368,322	2,157,862
Weighted average price per share repurchased common shares | $ / shares		$ 89.19	$ 91.83
Total purchase price of common shares | $		$ 568.0	$ 198.2
Common Shares | Events After Reporting Period
Share Capital And Other Components Of Equity [Line Items]
Dividend payables | $	$ 30.3
Common Shares | Events After Reporting Period | Normal Course Issuer Bid
Share Capital And Other Components Of Equity [Line Items]
Authorized to repurchase for cancellation of shares				6,370,199
Preference Shares
Share Capital And Other Components Of Equity [Line Items]
Number of voting rights | VotingRight		0
Number of shares issued		0
Number of shares outstanding		0